CUSTOMER AND SUPPLIER CONCENTRATION	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 12 — CUSTOMER AND SUPPLIER CONCENTRATION

Significant dealers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

During the three months ended June 30, 2026, the Company had sales to five individual customers over 10% of total sales, which represented 24%, 23%, 23%, 22% and 16% of total sales. During the three months ended June 30, 2025, the Company had sales to one individual customers over 10% of total sales, which represented 94% of total sales.

During the six months ended June 30, 2026, the Company had sales to three individual customers over 10% of total sales, which represented 43%, 24% and 12% of total sales. During the six months ended June 30, 2025, the Company had sales to three individual customers over 10% of total sales, which represented 82%, 14% and 18% of total sales.

The Company is dependent on third-party manufacturers and distributors for certain materials utilized in the manufacturing process. During the three months ended June 30, 2026, the Company purchased 63% of raw materials from three vendors. During the three months ended June 30, 2025, the Company purchased 100% of raw materials from one vendor. The Company believes there are other suppliers that could be substituted should this supplier become unavailable or non-competitive.

During the six months ended June 30, 2026, the Company purchased 98% of raw materials from four vendors. During the six months ended June 30, 2025, the Company purchased 100% of raw materials from one vendor. The Company believes there are other suppliers that could be substituted should this supplier become unavailable or non-competitive.

NOTE 13 — CUSTOMER AND SUPPLIER CONCENTRATION

Significant dealers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

During the year ended December 31, 2025, the Company had sales to three individual customers over 10% of our total sales which represented 22%, 24% and 29% of total sales. During the year ended December 31, 2024, the Company had sales to three individual customers over 10% of our total sales which represented 12%, 13% and 19% of total sales.

The Company is dependent on third-party manufacturers and distributors for certain materials utilized in the manufacturing process. During the year ended December 31, 2025 and 2024, the Company purchased a substantial portion of raw materials from two vendors representing 94% and 91%, respectively, of total purchases. The Company believes there are other suppliers that could be substituted should the supplier become unavailable or non-competitive.